37. Exchange differences (net) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange differences (net) [Abstract]
Revenue with Exchange variations	R$ 78,578,786	R$ 23,622,963	R$ 12,752,765
Expenses with Exchange Variations	(103,279,748)	(26,411,500)	(15,559,237)
Total	R$ (24,700,962)	R$ (2,788,537)	R$ (2,806,471)